Issued capital and reserves - Disclosure of Reconciliation of Share Capital (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	240,087,730	210,323,474
Number of shares issued, end of period	250,025,698	240,087,730	210,323,474
Other equity
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	240,087,730	210,323,474	211,252,951
Issuance of share capital Global Blue Group Holding A.G.	9,090,909	29,764,256
Issuance of preference shares B to CK Opportunities Wolverine Sarl (Dividend)	847,059
Issuance of treasury shares by Global Blue Group Holding A.G.		104,135	5,000,000
Cancellation of preference shares by Global Blue Group Holding A.G.		(104,135)	(5,929,477)
Number of shares issued, end of period	250,025,698	240,087,730	210,323,474
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	201,226,883	192,534,962
Number of shares issued, end of period	210,317,792	201,226,883	192,534,962
Ordinary shares | Other equity
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	201,226,883	192,534,962	187,534,962
Issuance of share capital Global Blue Group Holding A.G.	9,090,909	8,587,786
Issuance of preference shares B to CK Opportunities Wolverine Sarl (Dividend)	0
Issuance of treasury shares by Global Blue Group Holding A.G.		104,135	5,000,000
Cancellation of preference shares by Global Blue Group Holding A.G.		0	0
Number of shares issued, end of period	210,317,792	201,226,883	192,534,962
Preference shares A | Other equity
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	17,684,377	17,788,512	23,717,989
Issuance of share capital Global Blue Group Holding A.G.	0	0
Issuance of preference shares B to CK Opportunities Wolverine Sarl (Dividend)	0
Issuance of treasury shares by Global Blue Group Holding A.G.		0	0
Cancellation of preference shares by Global Blue Group Holding A.G.		(104,135)	(5,929,477)
Number of shares issued, end of period	17,684,377	17,684,377	17,788,512
Preference shares B | Other equity
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	21,176,470	0
Issuance of share capital Global Blue Group Holding A.G.	0	21,176,470
Issuance of preference shares B to CK Opportunities Wolverine Sarl (Dividend)	847,059
Issuance of treasury shares by Global Blue Group Holding A.G.		0
Cancellation of preference shares by Global Blue Group Holding A.G.		0
Number of shares issued, end of period	22,023,529	21,176,470	0